UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.9%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$1,775	$1,892,594
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,478,675
Orbital ATK, Inc., 5.50%, 10/1/23	555	591,075
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,257,200
TransDigm, Inc., 6.375%, 6/15/26(1)	3,325	3,433,062
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,094,511
TransDigm, Inc., 6.50%, 5/15/25	250	262,188
TransDigm, Inc., 7.50%, 7/15/21	490	519,400

		$16,528,705

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,177,250

		$1,177,250

Automotive & Auto Parts — 0.7%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$672,799
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,662,750
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	349,071
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	330,468
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,494,982
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	4,055	4,501,336
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	1,700	1,740,375
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,337,600
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	801,763
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	707,906

		$13,599,050

Banks & Thrifts — 0.7%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,222,613
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,888,878
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,536,500
CIT Group, Inc., 5.25%, 3/15/18	605	630,713
CIT Group, Inc., 5.375%, 5/15/20	230	244,375
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,556,562
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24 (3)(4)	3,340	3,765,516

		$13,845,157

Broadcasting — 1.1%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,172,987
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,177,500
Netflix, Inc., 5.50%, 2/15/22	1,790	1,910,825
Netflix, Inc., 5.875%, 2/15/25	2,155	2,316,625
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	689,937
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,223,844
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,501,481
Tribune Media Co., 5.875%, 7/15/22	4,675	4,791,875

		$20,785,074

Security	Principal Amount (000’s omitted)	Value
Building Materials — 2.0%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,050,000
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	4,008	4,250,484
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,399,325
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,731,875
HD Supply, Inc., 5.75%, 4/15/24(1)	1,650	1,761,128
HD Supply, Inc., 7.50%, 7/15/20	4,070	4,258,237
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,639,775
Nortek, Inc., 8.50%, 4/15/21	2,290	2,405,073
Ply Gem Industries, Inc., 6.50%, 2/1/22	2,230	2,233,345
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,809,688
Standard Industries, Inc., 5.125%, 2/15/21(1)	1,470	1,543,500
Standard Industries, Inc., 5.375%, 11/15/24(1)	2,905	3,061,144
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,074,412
Standard Industries, Inc., 6.00%, 10/15/25(1)	2,710	2,947,125
USG Corp., 5.50%, 3/1/25(1)	345	369,581
USG Corp., 5.875%, 11/1/21(1)	880	928,400

		$37,463,092

Cable/Satellite TV — 6.4%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,549,272
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,265	1,249,188
Altice Luxembourg SA, 7.75%, 5/15/22(1)	4,220	4,296,593
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,005,163
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,362,687
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,578,413
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	5,696,295
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,259,719
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,018,837
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,138,750
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,125,575
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,881,687
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,410,200
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	234,853
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	7,720	7,990,200
CSC Holdings, LLC, 5.25%, 6/1/24	385	367,440
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,346,300
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,139,213
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,519,728
DISH DBS Corp., 5.875%, 11/15/24	1,440	1,395,000
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,860,625
DISH DBS Corp., 7.75%, 7/1/26(1)	3,755	3,902,853
Neptune Finco Corp., 10.125%, 1/15/23(1)	8,485	9,747,144
Neptune Finco Corp., 10.875%, 10/15/25(1)	4,595	5,387,637
SFR Group SA, 6.00%, 5/15/22(1)	9,035	8,865,594
SFR Group SA, 6.25%, 5/15/24(1)	585	565,256
SFR Group SA, 7.375%, 5/1/26(1)	3,450	3,450,000
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	991,100
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,485,538

Security	Principal Amount (000’s omitted)	Value
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	$1,053	$1,106,966
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,784,531
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,930,000
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,312,800
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,616,525
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,357,800
VTR Finance B.V., 6.875%, 1/15/24(1)	4,615	4,764,987
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,221,938

		$121,916,407

Capital Goods — 1.2%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$1,645	$1,390,025
Anixter, Inc., 5.50%, 3/1/23	2,335	2,460,506
Cloud Crane, LLC, 10.125%, 8/1/24(1)	2,330	2,405,725
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,927,902
HRG Group, Inc., 7.875%, 7/15/19	6,550	6,951,188
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(1)	6,630	7,549,913

		$22,685,259

Chemicals — 1.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$2,994,500
INEOS Group Holdings SA, 5.625%, 8/1/24(1)(5)	4,530	4,484,700
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	5,295	5,374,425
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	5,620	4,903,450
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	1,995	2,009,963
PQ Corp., 6.75%, 11/15/22(1)	900	948,942
Tronox Finance, LLC, 6.375%, 8/15/20	6,085	4,959,275
Tronox Finance, LLC, 7.50%, 3/15/22(1)	2,620	2,092,725
Valvoline, Inc., 5.50%, 7/15/24(1)	835	873,619
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,406,200
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	565,031

		$31,612,830

Consumer Products — 1.9%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$2,430	$2,120,175
Central Garden & Pet Co., 6.125%, 11/15/23	6,300	6,709,500
Prestige Brands, Inc., 6.375%, 3/1/24(1)	5,706	6,048,360
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,438,369
Revlon Consumer Products Corp., 5.75%, 2/15/21	1,495	1,524,900
Revlon Escrow Corp., 6.25%, 8/1/24(1)(5)	2,405	2,441,075
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	925	992,063
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)	1,535	1,611,750
Spectrum Brands, Inc., 5.75%, 7/15/25	3,285	3,572,437
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,161,338
Tempur Sealy International, Inc., 5.50%, 6/15/26(1)	3,330	3,377,885
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,910	1,986,400
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	3,365	3,541,662

		$36,525,914

Security	Principal Amount (000’s omitted)	Value
Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.653%, 12/15/19(1)(6)	$1,105	$1,117,431
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	3,625	3,665,781
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	393,663
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	806,588
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	600	620,280
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	524,903
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	5,415	5,739,900
Ball Corp., 4.375%, 12/15/20	3,405	3,651,862
Berry Plastics Corp., 6.00%, 10/15/22	1,770	1,887,262
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	5,475	5,481,844
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	4,291,347
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,093,256
Reynolds Group Holdings, Inc., 5.125%, 7/15/23(1)	2,635	2,720,637
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,929,111
Reynolds Group Holdings, Inc., 7.00%, 7/15/24(1)	3,125	3,308,594
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	2,765	2,879,333
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	5,345	5,498,669

		$45,610,461

Diversified Financial Services — 1.6%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$375	$401,719
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,035	1,110,038
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	795	856,875
Aircastle, Ltd., 5.00%, 4/1/23	1,310	1,380,347
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,880	6,034,350
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	725,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,985	1,989,962
International Lease Finance Corp., 4.625%, 4/15/21	895	959,888
International Lease Finance Corp., 6.25%, 5/15/19	975	1,071,652
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,895,606
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,293,706
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,284,233
Navient Corp., 4.875%, 6/17/19	40	40,300
Navient Corp., 5.50%, 1/15/19	2,490	2,567,812
Navient Corp., 7.25%, 1/25/22	45	45,956
Navient Corp., 8.00%, 3/25/20	6,065	6,497,131
Quicken Loans, Inc., 5.75%, 5/1/25(1)	1,290	1,285,163

		$30,439,738

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,095,000
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,210,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	424,975

Security	Principal Amount (000’s omitted)	Value
IAC/InterActiveCorp, 4.875%, 11/30/18	$1,551	$1,591,714
Lamar Media Corp., 5.75%, 2/1/26(1)	745	800,875
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	11,883,950
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,266,637

		$19,273,151

Energy — 12.2%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$4,835	$5,119,056
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	800	829,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	1,995	2,092,256
Antero Resources Corp., 5.375%, 11/1/21	7,225	6,954,062
Antero Resources Corp., 5.625%, 6/1/23	1,295	1,231,869
Antero Resources Corp., 6.00%, 12/1/20	425	422,875
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	722,925
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	2,155	958,975
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	4,745	4,828,037
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	4,270	4,478,162
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,015	1,823,575
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,007,162
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,370,150
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,646,419
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,265,900
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,513,900
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,669,750
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	2,932,650
Denbury Resources, Inc., 5.50%, 5/1/22	715	457,600
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,860	1,869,300
Diamondback Energy, Inc., 7.625%, 10/1/21	5,500	5,823,125
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	5,687,550
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,053,113
Energy Transfer Equity, L.P., 5.875%, 1/15/24	6,315	6,366,088
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,926,850
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	1,081,500
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	1,075	1,077,688
Gulfport Energy Corp., 6.625%, 5/1/23	5,945	6,019,312
Gulfport Energy Corp., 7.75%, 11/1/20	4,710	4,851,300
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,182,475
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	575	592,250
Matador Resources Co., 6.875%, 4/15/23	3,970	4,099,025
Memorial Resource Development Corp., 5.875%, 7/1/22	11,832	11,864,065
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,372,800
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,461,400
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,400,000
Noble Energy, Inc., 5.625%, 5/1/21	795	838,436
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	790,075
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	789,750
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,680	2,274,650

Security	Principal Amount (000’s omitted)	Value
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	$1,890	$1,899,450
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,160	2,184,300
Parsley Energy, LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	4,350	4,480,500
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23(1)	4,515	4,317,469
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,618,550
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,256,150
Precision Drilling Corp., 6.625%, 11/15/20	1,570	1,459,943
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,276,950
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,129,400
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,445	4,611,687
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	3,040	3,116,000
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	9,640	9,878,012
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	2,345	2,415,350
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,356,050
Sabine Pass LNG, L.P., 7.50%, 11/30/16	7,495	7,621,478
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,302,025
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,440,150
Seventy Seven Energy, Inc., 6.50%, 7/15/22(7)	1,810	95,025
Seventy Seven Operating, LLC, 6.625%, 11/15/19(7)	1,025	522,750
SM Energy Co., 5.625%, 6/1/25	1,850	1,544,750
SM Energy Co., 6.125%, 11/15/22	3,285	2,800,462
SM Energy Co., 6.50%, 11/15/21	1,895	1,672,338
SM Energy Co., 6.50%, 1/1/23	2,820	2,411,100
Southwestern Energy Co., 4.10%, 3/15/22	1,735	1,544,150
Southwestern Energy Co., 5.80%, 1/23/20	3,515	3,444,700
Southwestern Energy Co., 6.70%, 1/23/25	940	916,500
Southwestern Energy Co., 7.50%, 2/1/18	767	808,418
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,367,088
Tesoro Corp., 5.375%, 10/1/22	1,970	2,031,563
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	683,200
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,598,850
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,880,400
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)(7)	1,465	344,275
Whiting Petroleum Corp., 5.75%, 3/15/21	500	421,250
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,023,162
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,106,130
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	2,684,475
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	4,030	4,009,399
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	3,270	3,268,241
WPX Energy, Inc., 7.50%, 8/1/20	1,860	1,841,400

		$233,128,165

Entertainment/Film — 0.1%
Regal Entertainment Group, 5.75%, 3/15/22	$1,065	$1,112,925

		$1,112,925

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.9%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$4,145	$4,310,800
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,208,025
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,696,450
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,951,688
Covanta Holding Corp., 7.25%, 12/1/20	2,660	2,757,090
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,512,450

		$16,436,503

Food & Drug Retail — 1.3%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	$4,975	$5,298,375
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	4,235	3,938,550
New Albertsons, Inc., 8.00%, 5/1/31	2,335	2,335,000
Rite Aid Corp., 6.375%, 4/1/23(1)	6,815	7,257,975
Safeway, Inc., 7.25%, 2/1/31	3,750	3,695,625
Safeway, Inc., 7.45%, 9/15/27	3,054	3,054,000

		$25,579,525

Food/Beverage/Tobacco — 2.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$2,940	$3,131,100
Constellation Brands, Inc., 6.00%, 5/1/22	565	658,847
Dean Foods Co., 6.50%, 3/15/23(1)	8,200	8,692,000
NBTY, Inc., 7.625%, 5/15/21(1)	9,525	9,739,312
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	533,025
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	1,075	1,147,563
Post Holdings, Inc., 5.00%, 8/15/26(1)(5)	4,855	4,851,966
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,323,437
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	620,600
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,089,150
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,083,350
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,930,200
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,911,250
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	1,054,550

		$43,766,350

Gaming — 2.4%
Boyd Gaming Corp., 6.375%, 4/1/26(1)	$1,310	$1,403,338
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	1,275,318
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	876,750
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,624,671
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,794,062
International Game Technology PLC, 6.50%, 2/15/25(1)	720	763,200
MGM Growth Properties Operating Partnership, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(1)	2,505	2,689,117
MGM Resorts International, 6.00%, 3/15/23	4,590	4,977,304
MGM Resorts International, 6.625%, 12/15/21	2,840	3,157,739
MGM Resorts International, 7.75%, 3/15/22	3,900	4,506,099
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,980	1,605,228
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	2,005	2,060,138

Security	Principal Amount (000’s omitted)	Value
Scientific Games International, Inc., 7.00%, 1/1/22(1)	$4,270	$4,462,150
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,274,594
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,652,040
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	2,510	2,629,225
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	3,780	3,780,000
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	3,605	1,442,000

		$45,972,973

Health Care — 10.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,025	$1,022,827
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	1,790	1,853,760
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	1,260	1,222,200
Alere, Inc., 6.375%, 7/1/23(1)	7,860	7,909,125
Alere, Inc., 6.50%, 6/15/20	1,910	1,886,125
Alere, Inc., 7.25%, 7/1/18	515	520,472
AmSurg Corp., 5.625%, 11/30/20	2,035	2,111,313
AmSurg Corp., 5.625%, 7/15/22	2,325	2,449,969
Capsugel SA, 7.00%, 5/15/19(1)(2)	607	614,588
Centene Corp., 4.75%, 5/15/22	885	915,975
Centene Corp., 5.625%, 2/15/21	2,250	2,382,187
Centene Corp., 6.125%, 2/15/24	3,740	4,027,531
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	266	270,017
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	3,290	2,845,850
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	3,826,680
Concordia International Corp., 9.50%, 10/21/22(1)	7,325	6,720,687
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	5,755	5,785,214
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,795	3,899,362
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	1,590	1,454,850
Endo Finance, LLC/Endo Finco, Inc., 7.25%, 1/15/22(1)	185	172,011
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.50%, 2/1/25(1)(8)	1,315	1,140,763
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,666,663
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,426,950
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,357,600
HCA, Inc., 5.25%, 6/15/26	4,595	4,882,187
HCA, Inc., 5.875%, 2/15/26	12,010	12,880,725
HCA, Inc., 6.50%, 2/15/20	505	557,394
HCA, Inc., 7.50%, 2/15/22	1,530	1,740,375
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,118,838
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	1,285	1,347,644
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,467,825
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,747,039
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	10,365	11,021,104
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,550,287
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	11,330	11,627,412
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,289,600
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,187,200
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	4,790	4,622,350

Security	Principal Amount (000’s omitted)	Value
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,645	$1,719,025
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	14,445	15,456,150
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,617,775
PRA Holdings, Inc., 9.50%, 10/1/23(1)	3,666	4,096,755
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	4,310	4,503,950
Team Health, Inc., 7.25%, 12/15/23(1)	7,925	8,658,062
Teleflex, Inc., 4.875%, 6/1/26	1,025	1,050,625
Teleflex, Inc., 5.25%, 6/15/24	845	883,025
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,715,938
Tenet Healthcare Corp., 6.75%, 6/15/23	4,845	4,681,481
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,130,437
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	5,375	4,501,562
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,900	3,246,750
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	5,803,462
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,430,550
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,424,050
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,339,290

		$195,781,586

Homebuilders/Real Estate — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$5,260	$5,273,150
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	3,045,942
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,915,800
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,654,775

		$12,889,667

Hotels — 0.2%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,431,725
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,304,275

		$4,736,000

Insurance — 0.7%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$1,840	$1,784,800
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,708,450
USI, Inc., 7.75%, 1/15/21(1)	4,745	4,816,175
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	2,790	2,786,513

		$13,095,938

Leisure — 0.5%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,750,650
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,058,325
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,463,400
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,437,800
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	2,760,125

		$9,470,300

Metals/Mining — 1.5%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$6,950	$7,002,125
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	783,040
Freeport-McMoRan, Inc., 3.875%, 3/15/23	850	735,293
Freeport-McMoRan, Inc., 4.55%, 11/14/24	3,365	2,902,312

Security	Principal Amount (000’s omitted)	Value
IAMGOLD Corp., 6.75%, 10/1/20(1)	$630	$592,200
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	874,225
New Gold, Inc., 6.25%, 11/15/22(1)	7,424	7,591,040
Novelis, Inc., 8.375%, 12/15/17	1,025	1,047,422
SunCoke Energy, Inc., 7.625%, 8/1/19	89	84,105
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,445	2,090,475
Teck Resources, Ltd., 3.00%, 3/1/19	339	326,304
Teck Resources, Ltd., 8.00%, 6/1/21(1)	2,450	2,621,500
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,735,900

		$29,385,941

Paper — 0.0%(9)
Domtar Corp., 10.75%, 6/1/17	$520	$557,961

		$557,961

Publishing/Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$5,785	$6,088,712
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,108,688

		$7,197,400

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$7,390	$7,426,950

		$7,426,950

Restaurants — 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,799,600
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,823,925
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,529,469
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	1,962,331
Yum! Brands, Inc., 3.875%, 11/1/20	855	875,306
Yum! Brands, Inc., 3.875%, 11/1/23	265	262,019
Yum! Brands, Inc., 5.30%, 9/15/19	600	645,750

		$18,898,400

Services — 4.1%
Acosta, Inc., 7.75%, 10/1/22(1)	$4,500	$4,140,000
Aramark Services, Inc., 5.125%, 1/15/24	3,695	3,824,325
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,975	2,751,875
CEB, Inc., 5.625%, 6/15/23(1)	2,045	2,075,675
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	10,870	11,576,550
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,083,700
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,299,188
Hertz Corp. (The), 6.25%, 10/15/22	985	1,039,175
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,328,287
Laureate Education, Inc., 9.25%, 9/1/19(1)	13,210	11,922,025
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	7,045	7,538,150
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,031,575

Security	Principal Amount (000’s omitted)	Value
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	$2,535	$2,668,087
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	952,513
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,651,212
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,483,500
TMS International Corp., 7.625%, 10/15/21(1)	2,780	2,015,500
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,047,500
United Rentals North America, Inc., 6.125%, 6/15/23	1,020	1,076,100
United Rentals North America, Inc., 7.375%, 5/15/20	1,083	1,125,129
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,368,304
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	1,660	873,127

		$77,871,497

Steel — 0.3%
ArcelorMittal, 7.25%, 2/25/22	$1,670	$1,837,000
Steel Dynamics, Inc., 5.50%, 10/1/24	505	536,563
United States Steel Corp., 8.375%, 7/1/21(1)	2,540	2,778,125

		$5,151,688

Super Retail — 3.0%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$7,575	$7,944,281
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,600	492,729
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	1,964,600
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,708,875
Hot Topic, Inc., 9.25%, 6/15/21(1)	7,480	7,900,750
L Brands, Inc., 6.625%, 4/1/21	3,670	4,229,675
L Brands, Inc., 6.875%, 11/1/35	5,560	5,924,180
L Brands, Inc., 8.50%, 6/15/19	3,620	4,244,450
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,395,275
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,224,712
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,811,625
PVH Corp., 7.75%, 11/15/23	3,385	3,901,213
rue21, Inc., 9.00%, 10/15/21(1)	4,235	1,461,075
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	3,405	3,677,400
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	890,375

		$57,771,215

Technology — 7.7%
Avaya, Inc., 9.00%, 4/1/19(1)	$1,380	$1,055,700
Cengage Learning, Inc., 9.50%, 6/15/24(1)	6,735	7,080,169
CommScope, Inc., 4.375%, 6/15/20(1)	945	978,311
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,609,375
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	3,245	3,439,700
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	825	863,378
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(1)	2,490	2,641,365
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	3,940	4,122,343
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	6,685	7,185,245
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	4,190	4,514,763
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,094,425
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,026,400
First Data Corp., 5.75%, 1/15/24(1)	970	982,125
First Data Corp., 6.75%, 11/1/20(1)	390	406,826
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,681,069
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	2,015	2,132,877

Security	Principal Amount (000’s omitted)	Value
Infor (US), Inc., 5.75%, 8/15/20(1)	$2,625	$2,779,219
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,473,787
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,890	2,709,375
Informatica, LLC, 7.125%, 7/15/23(1)	590	584,100
Match Group, Inc., 6.375%, 6/1/24(1)	1,990	2,134,275
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,635	2,378,087
Micron Technology, Inc., 5.50%, 2/1/25	335	302,338
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	861,263
Micron Technology, Inc., 7.50%, 9/15/23(1)	3,335	3,654,960
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,944,400
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,395,105
Nuance Communications, Inc., 5.375%, 8/15/20(1)	915	937,966
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,361,500
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,626,469
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	840,219
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	8,270	8,745,525
Seagate HDD Cayman, 4.75%, 1/1/25	5,020	4,396,290
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,770,819
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,000	4,337,520
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,367,275
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	1,965	1,100,400
Western Digital Corp., 7.375%, 4/1/23(1)	7,970	8,697,262
Western Digital Corp., 10.50%, 4/1/24(1)	8,255	9,328,150
Zebra Technologies Corp., 7.25%, 10/15/22	8,020	8,601,450

		$147,141,825

Telecommunications — 6.6%
CenturyLink, Inc., 6.75%, 12/1/23	$2,030	$2,118,812
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,788,700
Communications Sales & Leasing, Inc./CSL Capital, LLC, 8.25%, 10/15/23	515	528,519
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,583,900
Digicel, Ltd., 6.75%, 3/1/23(1)	6,915	6,444,780
Equinix, Inc., 5.875%, 1/15/26	3,890	4,201,200
Frontier Communications Corp., 6.25%, 9/15/21	2,490	2,433,975
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,717,443
Frontier Communications Corp., 7.625%, 4/15/24	285	264,338
Frontier Communications Corp., 10.50%, 9/15/22	2,495	2,697,719
Frontier Communications Corp., 11.00%, 9/15/25	7,765	8,327,962
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	2,400	2,400,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,364,830
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	2,400	2,388,000
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	131	91,700
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	1,710	1,252,575
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	60	42,900
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,345,600
Intelsat Luxembourg S.A., 7.75%, 6/1/21	2,325	546,375
Intelsat Luxembourg S.A., 8.125%, 6/1/23	2,605	618,688
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	2,180	2,286,275
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,487,519
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,343,775

Security	Principal Amount (000’s omitted)	Value
Sprint Capital Corp., 6.875%, 11/15/28	$3,500	$3,010,000
Sprint Communications, Inc., 6.00%, 11/15/22	255	220,034
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	3,609,144
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,432,062
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,178,475
Sprint Corp., 7.25%, 9/15/21	4,985	4,676,578
Sprint Corp., 7.625%, 2/15/25	3,590	3,248,950
Sprint Corp., 7.875%, 9/15/23	14,440	13,257,797
T-Mobile USA, Inc., 6.25%, 4/1/21	895	939,750
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,315,344
T-Mobile USA, Inc., 6.464%, 4/28/19	865	882,300
T-Mobile USA, Inc., 6.50%, 1/15/26	13,337	14,493,985
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,970,586
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,666,900
T-Mobile USA, Inc., 6.731%, 4/28/22	560	588,700
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,172,627
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	790	788,025
Windstream Services, LLC, 7.75%, 10/1/21	1,285	1,227,175
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,069,100
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,787,750

		$126,810,867

Transportation Ex Air/Rail — 0.7%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$421,250
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,293,600
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,248,650
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	7,998,375

		$13,961,875

Utilities — 2.0%
AES Corp. (The), 5.50%, 3/15/24	$790	$820,613
AES Corp. (The), 6.00%, 5/15/26	4,275	4,510,125
Calpine Corp., 5.375%, 1/15/23	3,505	3,513,762
Calpine Corp., 5.75%, 1/15/25	2,480	2,486,200
Dynegy, Inc., 6.75%, 11/1/19	3,170	3,245,287
Dynegy, Inc., 7.375%, 11/1/22	7,515	7,421,062
Dynegy, Inc., 7.625%, 11/1/24	2,155	2,117,288
NRG Energy, Inc., 7.25%, 5/15/26(1)	4,085	4,212,656
NRG Energy, Inc., 7.875%, 5/15/21	1,282	1,336,485
NRG Energy, Inc., 8.25%, 9/1/20	2,665	2,752,678
NRG Yield Operating, LLC, 5.375%, 8/15/24	2,655	2,728,013
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	345	348,019
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	2,680	2,680,000

		$38,172,188

Total Corporate Bonds & Notes (identified cost $1,526,713,682)		$1,543,779,827

Senior Floating-Rate Loans — 5.0%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,975	$1,944,141

		$1,944,141

Chemicals — 0.1%
PQ Corporation, Term Loan, 5.75%, Maturing 11/4/22	$2,000	$2,017,678

		$2,017,678

Consumer Products — 0.1%
NBTY, Inc., Term Loan, 5.00%, Maturing 5/5/23	$2,135	$2,123,992

		$2,123,992

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,382	$1,379,548

		$1,379,548

Energy — 0.1%
Ascent Resources - Utica, LLC, Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing 7/1/19	$827	$227,552
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	1,333	1,167,777

		$1,395,329

Entertainment/Film — 0.1%
AMC Entertainment, Inc., Term Loan, 4.00%, Maturing 12/15/22	$1,985	$2,000,509

		$2,000,509

Food & Drug Retail — 0.5%
Albertsons, LLC, Term Loan, 4.50%, Maturing 8/25/21	$9,930	$9,985,331

		$9,985,331

Health Care — 0.3%
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	$4,800	$4,849,502
Vizient, Inc., Term Loan, 6.25%, Maturing 2/13/23	1,012	1,026,384

		$5,875,886

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,445	$1,450,815

		$1,450,815

Metals/Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$5,692	$5,586,883

		$5,586,883

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$3,865	$3,890,123

		$3,890,123

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$7,650	$7,201,756
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	3,811	3,820,728
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,143,533

		$13,166,017

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Super Retail — 0.6%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$3,910	$3,844,019
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	5,414	4,926,740
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	1,580	1,584,669
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,723	1,334,270

		$11,689,698

Technology — 0.5%
Cengage Learning Acquisitions, Inc., Term Loan, 5.25%, Maturing 6/7/23	$5,182	$5,178,745
Dell, Inc., Term Loan, Maturing 5/24/23(11)	4,845	4,851,560

		$10,030,305

Telecommunications — 0.9%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$1,470	$1,471,962
Asurion, LLC, Term Loan, 5.00%, Maturing 8/4/22	4,968	4,983,800
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	7,700	7,642,250
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, Maturing 6/30/19	3,250	3,088,517

		$17,186,529

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$416,875
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	567	473,060
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	98	81,562
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	783	652,496

		$1,623,993

Utilities — 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$3,500	$3,509,914
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	959	961,405

		$4,471,319

Total Senior Floating-Rate Loans (identified cost $97,514,663)		$95,818,096

Convertible Bonds — 1.0%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
Hologic, Inc., 0.00%, 12/15/43	$3,177	$3,919,624
NuVasive, Inc., 2.25%, 3/15/21(1)	2,500	3,065,625
NuVasive, Inc., 2.75%, 7/1/17	2,220	3,361,912

		$10,347,161

Utilities — 0.4%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,980	$3,860,600
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,477,813

		$8,338,413

Total Convertible Bonds (identified cost $16,311,781)		$18,685,574

Commercial Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.610%, 11/5/30(1)(12)	$2,065	$2,080,498
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	6,855	6,871,435

Total Commercial Mortgage-Backed Securities (identified cost $8,831,082)		$8,951,933

Common Stocks — 1.3%

Security	Shares	Value
Consumer Products — 0.0%(9)
HF Holdings, Inc.(13)(14)(15)	13,600	$229,840

		$229,840

Energy — 0.5%
Ascent CNR Corp., Class A(13)(14)(15)	4,930,991	$0
Holly Energy Partners, L.P.	90,000	3,240,000
Seven Generations Energy, Ltd.(14)	315,561	6,622,273

		$9,862,273

Food/Beverage/Tobacco — 0.2%
Constellation Brands, Inc., Class A	25,993	$4,279,228

		$4,279,228

Gaming — 0.0%(9)
New Cotai Participation Corp., Class B(13)(14)(15)	7	$48,895

		$48,895

Health Care — 0.5%
Envision Healthcare Holdings, Inc.(14)	150,000	$3,688,500
Hologic, Inc.(14)	105,000	4,041,450
Team Health Holdings, Inc.(14)	25,000	1,021,000

		$8,750,950

Homebuilders/Real Estate — 0.1%
TRI Pointe Group, Inc.(14)	80,000	$1,076,000

		$1,076,000

Services — 0.0%(9)
ServiceMaster Global Holdings, Inc.(14)	25,000	$945,750

		$945,750

Total Common Stocks (identified cost $18,574,408)		$25,192,936

Convertible Preferred Stocks — 0.3%
Security	Shares	Value
Health Care — 0.3%
Alere, Inc., 3.00%	18,630	$5,849,820

		$5,849,820

Total Convertible Preferred Stocks (identified cost $4,865,365)		$5,849,820

Exchange-Traded Funds — 1.0%
Security	Shares	Value
SPDR Barclays High Yield Bond ETF	554,000	$19,977,240

		$19,977,240

Total Exchange-Traded Funds (identified cost $20,049,038)		$19,977,240

Miscellaneous — 0.8%
Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(9)
ACC Claims Holdings, LLC(14)	8,415,190	$50,491

		$50,491

Energy — 0.0%
SemGroup Corp., Escrow Certificate(13)(14)	6,330,000	$0

		$0

Gaming — 0.8%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(14)	$1,190,644	$596
PGP Investors, LLC, Membership Interests(13)(15)	25,714	15,068,568

		$15,069,164

Utilities — 0.0%(9)
EME Reorganization Trust	2,640,437	$7,921

		$7,921

Total Miscellaneous (identified cost $9,357,134)		$15,127,576

Warrants — 0.0%

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(13)	1,610	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 8.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(16)	$168,755	$168,754,627

Total Short-Term Investments (identified cost $168,754,627)		$168,754,627

Total Investments — 99.5% (identified cost $1,870,971,780)		$1,902,137,629

Other Assets, Less Liabilities — 0.5%		$8,909,993

Net Assets — 100.0%		$1,911,047,622

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $877,644,613 or 45.9% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	When-issued/delayed delivery security.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2016.

(9)	Amount is less than 0.05%.

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after July 31, 2016, at which time the interest rate will be determined.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(13)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(14)	Non-income producing security.

(15)	Restricted security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $495,936.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,445,931	CAD	8,490,000	State Street Bank and Trust Company	10/31/16	$—	$(59,128)

						$—	$(59,128)

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Credit Suisse International	Ford Motor Co.	Baa2/BBB	$1,000	5.00	%(1)	12/20/16	$24,801	$(156)	$24,645
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	14,103	(1,327)	12,776
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	14,102	(2,374)	11,728
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	52,080	(8,207)	43,873
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	14,102	(1,536)	12,566
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	52,081	(6,080)	46,001

Total			$8,500				$171,269	$(19,680)	$151,589

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

Restricted Securities

At July 31, 2016, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16	4,930,991	$0	$0
HF Holdings, Inc.	10/27/09	13,600	730,450	229,840
New Cotai Participation Corp., Class B	4/12/13	7	216,125	48,895

Total Common Stocks			$946,575	$278,735

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$15,068,568

Total Miscellaneous			$8,868,750	$15,068,568

Total Restricted Securities			$9,815,325	$15,347,303

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$171,269	$—
Foreign Exchange	Forward foreign currency exchange contracts	—	(59,128)

Total		$171,269	$(59,128)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,862,588,722

Gross unrealized appreciation	$83,805,901
Gross unrealized depreciation	(44,256,994)

Net unrealized appreciation	$39,548,907

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,543,779,827	$—	$1,543,779,827
Senior Floating-Rate Loans	—	95,818,096	—	95,818,096
Convertible Bonds	—	18,685,574	—	18,685,574
Commercial Mortgage-Backed Securities	—	8,951,933	—	8,951,933
Common Stocks	24,914,201	—	278,735	25,192,936
Convertible Preferred Stocks	—	5,849,820	—	5,849,820
Exchange-Traded Funds	19,977,240	—	—	19,977,240
Miscellaneous	7,921	51,087	15,068,568	15,127,576
Warrants	—	—	0	0
Short-Term Investments	—	168,754,627	—	168,754,627
Total Investments	$44,899,362	$1,841,890,964	$15,347,303	$1,902,137,629
Swap Contracts	$—	$171,269	$—	$171,269
Total	$44,899,362	$1,842,062,233	$15,347,303	$1,902,308,898

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(59,128)	$—	$(59,128)
Total	$—	$(59,128)	$—	$(59,128)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016